Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Marathon Banking Corporation And Marathon National Bank Of New York [Member]
Summary of Estimated Fair Values Of Assets Acquired And Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Marathon, net of cash consideration paid:

At October 15, 2012
(In millions)
Cash and cash equivalents, net	$113.0
Securities available-for-sale	42.2
Securities held to maturity	4.7
Loans receivable	558.5
Accrued interest receivable	1.5
Other real estate owned	1.0
Office properties and equipment, net	7.5
Goodwill	38.6
Intangible assets	5.0
Other assets	14.7

Total assets acquired	786.7

Deposits	(777.5)
Borrowed funds	(5.2)
Other liabilities	(4.0)

Total liabilities assumed	$(786.7)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Marathon, net of cash consideration paid:

At October 15, 2012
(In millions)
Cash and cash equivalents, net	$113.0
Securities available-for-sale	42.2
Securities held to maturity	4.7
Loans receivable	558.5
Accrued interest receivable	1.5
Other real estate owned	1.0
Office properties and equipment, net	7.5
Goodwill	38.4
Intangible assets	5.0
Other assets	14.9

Total assets acquired	786.7

Deposits	(777.5)
Borrowed funds	(5.2)
Other liabilities	(4.0)

Total liabilities assumed	$(786.7)

Brooklyn Federal Bancorp [Member]
Summary of Estimated Fair Values Of Assets Acquired And Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for BFSB, net of cash consideration paid:

At January 6, 2012
(In millions)
Cash and cash equivalents, net	$27.7
Securities available-for-sale	170.4
Loans receivable	177.5
Accrued interest receivable	1.1
Office properties and equipment, net	5.2
Goodwill	16.7
Intangible assets	0.2
Other assets	9.3

Total assets acquired	408.1

Deposits	(385.9)
Borrowed funds	(8.2)
Other liabilities	(6.4)

Total liabilities assumed	(400.5)

Net assets acquired	$7.6

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for BFSB, net of cash consideration paid:

At January 6, 2012
(In millions)
Cash and cash equivalents, net	$27.7
Securities available-for-sale	170.4
Loans receivable	177.5
Accrued interest receivable	1.1
Office properties and equipment, net	5.2
Goodwill	16.7
Intangible assets	0.2
Other assets	9.3

Total assets acquired	408.1

Deposits	(385.9)
Borrowed funds	(8.2)
Other liabilities	(6.4)

Total liabilities assumed	(400.5)

Net assets acquired	$7.6